TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TRADE PAYABLES AND ACCRUED LIABILITIES AND OTHER LIABILITIES
Trade payables	$ 27,478	$ 27,311
Accrued liabilities	14,758	13,181
Taxes payable	3,306	499
Lease liabilities	5,296	5,499
Other payables	2,383	3,043
Total trade and other current payables	53,221	49,533
Lease liabilities	5,925	12,487
Accrued liabilities	192	4,591
Total trade and other non-current payables	$ 6,117	$ 17,078